Significant Accounting Policies - Basic and Diluted Net Loss Per Share (Details) - shares	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Basic and Diluted Net Loss Per Share
Weighted average potential shares of common stock excluded from calculation of diluted net loss per share	11,191,431	9,438,236	8,162,347
Common stock, shares outstanding	24,051,844	21,541,909